Deferred Costs - Schedule of Movements of Deferred Costs (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 USD ($)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Beginning balances (current and non-current)	¥ 60,796	¥ 83,047
Additions	11,396	14,267
Amortizations	(39,207)	(32,360)
Impairments	(217)	(4,158)
Ending balances (current and non-current)	32,768	60,796
Deferred costs	32,768	60,796
Deferred costs, current	22,125	4,139	$ 3,164
Deferred costs, non-current	¥ 10,643	¥ 56,657	$ 1,522